October 31, 2024

2024 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares U.S. Thematic Rotation Active ETF | THRO | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2024
iShares® U.S. Thematic Rotation Active ETF
(Formerly BlackRock Future U.S. Themes ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.0%
Axon Enterprise Inc.(a)	30	$12,705
General Electric Co.	1,083	186,038
Howmet Aerospace Inc.	192	19,146
Northrop Grumman Corp.	36	18,325
		236,214
Broadline Retail — 3.7%
Amazon.com Inc.(a)	1,379	257,045
Dillard's Inc., Class A	88	32,694
		289,739
Building Products — 2.1%
Armstrong World Industries Inc.	23	3,210
Lennox International Inc.	76	45,795
Owens Corning	75	13,259
Simpson Manufacturing Co. Inc.	12	2,158
Trane Technologies PLC	234	86,617
UFP Industries Inc.	123	15,048
		166,087
Capital Markets — 0.3%
Affiliated Managers Group Inc.	52	10,083
Janus Henderson Group PLC	73	3,016
SEI Investments Co.	133	9,943
		23,042
Chemicals — 0.8%
Ecolab Inc.	35	8,601
Linde PLC	122	55,650
		64,251
Commercial Services & Supplies — 2.3%
Cintas Corp.	24	4,939
Clean Harbors Inc.(a)	136	31,451
Copart Inc.(a)	640	32,941
Republic Services Inc., Class A	218	43,164
Veralto Corp.	113	11,548
Waste Connections Inc.	275	48,606
Waste Management Inc.	30	6,476
		179,125
Communications Equipment — 1.5%
Cisco Systems Inc.	936	51,264
F5 Inc.(a)	100	23,388
Motorola Solutions Inc.	85	38,195
		112,847
Construction & Engineering — 3.2%
AECOM	115	12,282
Comfort Systems USA Inc.	82	32,065
Dycom Industries Inc.(a)	226	39,399
EMCOR Group Inc.	174	77,616
Fluor Corp.(a)	421	22,010
MasTec Inc.(a)	337	41,414
Quanta Services Inc.	84	25,337
		250,123
Construction Materials — 0.9%
Eagle Materials Inc.	27	7,707
Martin Marietta Materials Inc.	32	18,955
Vulcan Materials Co.	162	44,377
		71,039
Consumer Staples Distribution & Retail — 5.1%
Costco Wholesale Corp.	240	209,803
Kroger Co. (The)	334	18,627
Sprouts Farmers Market Inc.(a)	204	26,200
Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Walmart Inc.	1,771	$145,134
		399,764
Containers & Packaging — 0.4%
AptarGroup Inc.	172	28,881
Distributors — 0.2%
Genuine Parts Co.	21	2,409
LKQ Corp.	289	10,632
		13,041
Electric Utilities — 0.1%
NRG Energy Inc.	104	9,402
Electrical Equipment — 0.2%
Hubbell Inc., Class B	43	18,362
Electronic Equipment, Instruments & Components — 3.2%
Amphenol Corp., Class A	2,436	163,261
Badger Meter Inc.	181	36,209
CDW Corp.	6	1,129
Jabil Inc.	230	28,311
TD SYNNEX Corp.	187	21,570
		250,480
Energy Equipment & Services — 0.4%
Baker Hughes Co., Class A	258	9,825
Noble Corp. PLC	285	9,114
Tidewater Inc.(a)	161	9,671
		28,610
Entertainment — 0.6%
Netflix Inc.(a)	41	30,997
Spotify Technology SA(a)	45	17,330
		48,327
Financial Services — 3.2%
Berkshire Hathaway Inc., Class B(a)	409	184,426
Essent Group Ltd.	178	10,682
Fiserv Inc.(a)	233	46,111
Voya Financial Inc.	124	9,957
		251,176
Food Products — 2.2%
Pilgrim's Pride Corp.(a)(b)	3,471	168,135
WK Kellogg Co.	58	965
		169,100
Health Care Equipment & Supplies — 2.4%
Boston Scientific Corp.(a)	1,794	150,732
Stryker Corp.	109	38,834
		189,566
Health Care Providers & Services — 0.4%
Cardinal Health Inc.	13	1,411
Encompass Health Corp.	139	13,825
McKesson Corp.	32	16,019
		31,255
Hotels, Restaurants & Leisure — 0.9%
Hilton Worldwide Holdings Inc.	106	24,894
Light & Wonder Inc., Class A(a)	276	25,883
Marriott International Inc./MD, Class A	68	17,682
		68,459
Household Durables — 0.9%
Garmin Ltd.	103	20,430
PulteGroup Inc.	176	22,797
Taylor Morrison Home Corp., Class A(a)	342	23,427
		66,654

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® U.S. Thematic Rotation Active ETF
(Formerly BlackRock Future U.S. Themes ETF)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Products — 4.0%
Church & Dwight Co. Inc.	44	$4,396
Colgate-Palmolive Co.	1,364	127,820
Procter & Gamble Co. (The)	1,088	179,716
		311,932
Insurance — 0.9%
Aflac Inc.	159	16,662
Axis Capital Holdings Ltd.	236	18,469
Brown & Brown Inc.	31	3,244
Marsh & McLennan Companies Inc.	134	29,244
		67,619
Interactive Media & Services — 4.6%
Alphabet Inc., Class A	528	90,346
Alphabet Inc., Class C, NVS	514	88,763
Meta Platforms Inc., Class A	311	176,517
		355,626
IT Services — 1.2%
Accenture PLC, Class A	135	46,551
GoDaddy Inc., Class A(a)	273	45,536
		92,087
Machinery — 3.4%
Allison Transmission Holdings Inc.	61	6,518
Caterpillar Inc.	125	47,025
Graco Inc.	457	37,223
Ingersoll Rand Inc.(b)	457	43,872
ITT Inc.	231	32,368
Lincoln Electric Holdings Inc.	168	32,350
Mueller Industries Inc.	621	50,903
Otis Worldwide Corp.	63	6,187
SPX Technologies Inc.(a)	47	6,744
		263,190
Metals & Mining — 0.2%
Carpenter Technology Corp.	93	13,904
Reliance Inc.	4	1,145
		15,049
Oil, Gas & Consumable Fuels — 1.7%
Diamondback Energy Inc.	24	4,243
DT Midstream Inc.(a)	500	45,075
Hess Midstream LP, Class A	496	17,186
SM Energy Co.	351	14,731
Targa Resources Corp.	328	54,763
		135,998
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	25	2,472
Professional Services — 1.9%
Automatic Data Processing Inc.	72	20,825
Booz Allen Hamilton Holding Corp., Class A	230	41,782
CACI International Inc., Class A(a)	25	13,814
SS&C Technologies Holdings Inc.	855	59,790
Verisk Analytics Inc., Class A	50	13,736
		149,947
Semiconductors & Semiconductor Equipment — 13.7%
Advanced Micro Devices Inc.(a)	129	18,585
Analog Devices Inc.	197	43,953
Applied Materials Inc.	153	27,782
Broadcom Inc.	794	134,797
Cirrus Logic Inc.(a)	170	18,669
KLA Corp.	8	5,330
Lam Research Corp.	360	26,766
MACOM Technology Solutions Holdings Inc., Class H(a)	16	1,798
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Nvidia Corp.	5,006	$664,597
NXP Semiconductors NV	15	3,517
Qualcomm Inc.	223	36,298
Texas Instruments Inc.	397	80,655
Universal Display Corp.	17	3,065
		1,065,812
Software — 12.6%
Adobe Inc.(a)	3	1,434
Box Inc., Class A(a)	838	26,615
Cadence Design Systems Inc.(a)	377	104,097
Check Point Software Technologies Ltd.(a)	718	124,365
CommVault Systems Inc.(a)	322	50,293
Guidewire Software Inc.(a)	17	3,166
Microsoft Corp.	1,276	518,503
Oracle Corp.	274	45,988
PTC Inc.(a)	197	36,510
Synopsys Inc.(a)	101	51,875
Tenable Holdings Inc.(a)	244	9,665
Zeta Global Holdings Corp., Class A(a)	210	5,813
		978,324
Specialty Retail — 8.9%
Abercrombie & Fitch Co., Class A(a)	214	28,203
AutoZone Inc.(a)	4	12,036
Dick's Sporting Goods Inc.	156	30,537
Gap Inc. (The)	320	6,646
Lowe's Companies Inc.	472	123,584
Murphy USA Inc.	27	13,188
O'Reilly Automotive Inc.(a)	12	13,838
Penske Automotive Group Inc.	55	8,281
Ross Stores Inc.	1,512	211,257
TJX Companies Inc. (The)	2,055	232,277
Williams-Sonoma Inc.	103	13,815
		693,662
Technology Hardware, Storage & Peripherals — 6.8%
Apple Inc.	1,825	412,286
NetApp Inc.	190	21,909
Pure Storage Inc., Class A(a)	1,891	94,644
		528,839
Textiles, Apparel & Luxury Goods — 0.6%
Deckers Outdoor Corp.(a)	276	44,406
Skechers USA Inc., Class A(a)	55	3,380
		47,786
Trading Companies & Distributors — 0.7%
Applied Industrial Technologies Inc.	34	7,874
Fastenal Co.	226	17,669
WW Grainger Inc.	23	25,512
		51,055
Total Long-Term Investments — 99.2% (Cost: $6,096,879)		7,724,942
Short-Term Securities
Money Market Funds — 3.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(c)(d)(e)	206,892	207,037

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® U.S. Thematic Rotation Active ETF
(Formerly BlackRock Future U.S. Themes ETF)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(c)(d)	60,000	$60,000
Total Short-Term Securities — 3.4% (Cost: $267,039)		267,037
Total Investments — 102.6% (Cost: $6,363,918)		7,991,979
Liabilities in Excess of Other Assets — (2.6)%		(203,275)
Net Assets — 100.0%		$7,788,704

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$76,229	$130,814 (a)	$—	$(1)	$(5)	$207,037	206,892	$54 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	50,000	10,000 (a)	—	—	—	60,000	60,000	682	—
				$(1)	$(5)	$267,037		$736	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index	2	12/20/24	$57	$474
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement of the date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® U.S. Thematic Rotation Active ETF
(Formerly BlackRock Future U.S. Themes ETF)

Fair Value Hierarchy as of Period End (continued)
inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$7,724,942	$—	$—	$7,724,942
Short-Term Securities
Money Market Funds	267,037	—	—	267,037
	$7,991,979	$—	$—	$7,991,979
Derivative Financial Instruments(a)
Assets
Equity Contracts	$474	$—	$—	$474

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares